Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases

13. Leases

The Company determines if an arrangement is a lease or contains a lease at inception or acquisition when the Company acquires a new park. The Company has operating leases for corporate offices and land with remaining lease terms of 4 to 28 years.

Operating lease assets and operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at the commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on information available at the commencement date in determining the present value of future payments. Lease expense related to the net present value of payments is recognized on a straight-line basis over the lease term.

The key components of the company’s operating leases were as follows (in thousands):

	September 30,	December 31,
	2024	2023
Operating Lease - Operating Cash Flows (Fixed Payments)	116	142
Operating Lease - Operating Cash Flows (Liability Reduction)	76	83

New ROU Assets - Operating Leases	-	409

Weighted Average Lease Term - Operating Leases (years)	19.57	20.32
Weighted Average Discount Rate - Operating Leases	8.20%	8.20%

The Company’s operating leases generally relate to the rent of office building space as well as land and rooftops upon which the Company’s solar parks are built. These leases include those that have been assumed in connection with the Company’s asset acquisitions and business combinations. The Company’s leases are for varying terms and expire between 2027 and 2051.

In October 2023, the Company entered a new lease for land in Madrid, Spain where solar parks are planned to be built. The lease term is 35 years with an estimated annual cost of $32 thousand.

Maturities of lease liabilities as of September 30, 2024 were as follows:

(in thousands)
Five-year lease schedule:
2024 Oct 1 – Dec 31	$71
2025	193
2026	199
2027	205
2028	212
Thereafter	2,054
Total lease payments	2,934
Less imputed interest	(1,721)
Total	$1,213

The Company had no finance leases as of September 30, 2024.

16.	Leases

The Company determines if an arrangement is a lease or contains a lease at inception, or acquisition when the Company acquires a new park. The Company has operating leases for corporate offices and land with remaining lease terms of 4 to 28 years.

Operating lease assets and operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at the commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on information available at the commencement date in determining the present value of future payments. Lease expense related to the net present value of payments is recognized on a straight-line basis over the lease term.

The key components of the company’s operating leases were as follows (in thousands):

	December 31,	December 31,
	2023	2022
Operating Lease - Operating Cash Flows (Fixed Payments)	189	99
Operating Lease - Operating Cash Flows (Liability Reduction)	129	54

New ROU Assets - Operating Leases	409	8,482

Weighted Average Lease Term - Operating Leases (years)	13.24	7.05
Weighted Average Discount Rate - Operating Leases	7.65%	7.10%

The Company’s operating leases generally relate to the rent of office building space, as well as land and rooftops upon which the Company’s solar parks are built. These leases include those that have been assumed in connection with the Company’s asset acquisitions and business combinations. The Company’s leases are for varying terms and expire between 2027 and 2051.

In April 2022, the Company entered a new lease for office space in the US with a term of 7.5 years. The estimated annual cost of the lease is $147 thousand.

In October 2023, the Company entered a new lease for land in Madrid, Spain where solar parks are planned to be built. The lease term is 35 years with an estimated annual cost of $32 thousand.

In March 2022, the Company bought the Gardno and Gardno 2 parks in Poland, acquiring two operating leases to the land where the solar parks are located. The combined estimated annual cost of the leases is $69 thousand. The leases commenced in 2021 and run through 2046. These assets have been moved to discontinued operations as of December 31, 2023. Refer to Footnote 20 for more details.

In March 2022, the Company bought the Rakowic park in Poland, acquiring an operating lease for the land where the solar parks are located. The combined estimated annual cost of the leases is $7 thousand. The leases commenced in 2022 and run through 2046. These assets have been moved to discontinued operations as of December 31, 2023. Refer to Footnote 20 for more details.

Maturities of lease liabilities as of December 31, 2023 were as follows:

(in thousands)
Five-year lease schedule:
2024	$231
2025	237
2026	242
2027	248
2028	216
Thereafter	2,064
Total lease payments	3,238
Less imputed interest	(1,811)
Total	$1,427

The Company had no finance leases as of December 31, 2023 and 2022.